Pension Schemes - Schedule of Defined Benefit Pension Schemes (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Service cost	£ 24	£ 24	£ 36
Settlement and past service (credits)/cost	(13)	(13)	11
Defined benefit pension expense	11	11	47
Net interest on net defined benefit obligation	10	12	9
Net defined benefit pension expense	21	23	56
UK schemes [member]
Disclosure of defined benefit plans [line items]
Service cost	21	21	27
Settlement and past service (credits)/cost		(8)	11
Defined benefit pension expense	21	13	38
Net interest on net defined benefit obligation	9	9	6
Net defined benefit pension expense	30	22	44
Foreign schemes [member] | US [member]
Disclosure of defined benefit plans [line items]
Service cost	3	3	9
Settlement and past service (credits)/cost	(13)	(5)
Defined benefit pension expense	(10)	(2)	9
Net interest on net defined benefit obligation	1	3	3
Net defined benefit pension expense	£ (9)	£ 1	£ 12